Long-Term Debt - Issuance of Senior Notes (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			17 Months Ended	4 Months Ended	11 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jan. 31, 2013	Apr. 30, 2010	Nov. 30, 2014	Nov. 30, 2009	Sep. 19, 2011	Sep. 18, 2011
Treasury Stock, Shares, Acquired				21,000,000
Unamortized discount	$ 118,710	$ 160,046
Interest and finance cost	411,021	332,129	210,128
Amortization of convertible notes discount	45,261	43,769	38,855
Carrying amount of liability	5,517,613	5,568,003
Repayment of convertible debt	700,000	0	0
Issuance of Convertible Unsecured Senior Notes in April 2010
Debt Instrument, Face Amount					240,000
Proceeds from Issuance of Unsecured Debt					237,202
Convertible Debt					168,483
Debt Instrument, Convertible, Carrying Amount of Equity Component					71,517
Debt Instrument, Convertible, Effective Interest Rate					14.00%
Issuance of Convertible Unsecured Senior Notes in November 2009
Debt Instrument, Face Amount							460,000
Proceeds from Issuance of Unsecured Debt							447,810
Convertible Debt							341,156
Debt Instrument, Convertible, Carrying Amount of Equity Component							118,844
Debt Instrument, Convertible, Effective Interest Rate							12.00%
Repurchase and cancelation of convertible debt						191,090
Repayment of convertible debt						508,910
Own Share Lending Agreement
Treasury Stock, Shares, Acquired	36,100,000	21,000,000
Number of common shares loaned		15,100,000
Nominal lending fee per share		$ 0.01
Outstanding loaned shares, fair value	0	70,970
Debt Instrument Interest Rate Without Share Lending Agreement					5.50%
Share lending agreement, fair value					14,476
Amortization of issuance costs associated with the share lending agreement	2,733	2,974	2,983
Unamortized balance of own share lending agreement issuance costs	0	2,733
Senior notes conversion price								$ 6.9	$ 7.19
Expenses Related To Convertible Unsecured Senior Notes
Unamortized discount	0	45,261
Senior notes interest rate		5.00%
Interest and finance cost	76,680	78,769	73,855
Amortization of convertible notes discount	45,261	43,769	38,855
Carrying amount of liability	0	654,738
Interest on long-term debt	31,419	35,000	35,000
Issuance of Convertible Unsecured Senior Notes in April 2010 - Initial Issuance
Debt Instrument, Face Amount					220,000
Issuance of Convertible Unsecured Senior Notes in November 2009 - Initial Issuance
Debt Instrument, Face Amount							400,000
Issuance of Convertible Unsecured Senior Notes in April 2010 - Exercise of over allotment option
Debt Instrument, Face Amount					20,000
Issuance of Convertible Unsecured Senior Notes in November 2009 - Exercise of over allotment option
Debt Instrument, Face Amount							$ 60,000